Income Tax (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jan. 01, 2020
Income Tax Disclosure [Abstract]
Income tax benefit recorded by the Company	$ 700,000	$ 0
Deferred Tax Assets, Net of Valuation Allowance			$ 700,000
The Company's income tax receivable	7,600,000
The Company's income tax receivable relating to 2019 revisions of estimates	$ 4,300,000